Stockholder's Equity (Deficit)	12 Months Ended
Dec. 31, 2013
Stockholder's Equity (Deficit) [Abstract]
STOCHOLDER'S EQUITY (DEFICIT)
12 – STOCKHOLDER’S EQUITY (DEFICIT)

Recapitalization and Deemed Common Stock Issuance

On February 10, 2012, the Company entered into the Merger Agreement with HRAA and Acquisition Sub which was treated for accounting purposes as a reverse recapitalization with HRAA considered the accounting acquirer since the stockholders of HRAA obtained voting and management control of the Company.   Each share of HRAA's common stock was exchanged for the right to receive approximately 1,271 shares of HRAH’s common stock. Before entry into the Merger Agreement, no material relationship existed between HRAH or Acquisition Sub and HRAA.  As part of the recapitalization, the Company is deemed to have issued 13,499,226 shares of common stock, which represents the shares of common stock outstanding in HRAH just prior to the Merger.  There were no recorded assets or liabilities in the Company just prior to the Merger.  All share and per share amounts for all periods presented have been retroactively adjusted to reflect the recapitalization.

Forward Stock Split

On April 13, 2012, the Company’s board of directors authorized a 12.98 for 1 split of its common stock to stockholders of record as of April 13, 2012. Shares resulting from the split were issued on April 26, 2012. In connection therewith, the Company transferred $32,747 from additional paid in capital to common stock, representing the par value of additional shares issued. As a result of the stock split, fractional shares were rounded up. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the stock split.

Capitalization Changes

On October 8, 2013, the Company amended its articles of incorporation with the Nevada Secretary of State by increasing the number of authorized shares of common stock from 75,000,000 to 500,000,000. This amendment has been retroactively disclosed on the balance sheet.

On October 17, 2013, the Company amended its articles of incorporation with the Nevada Secretary of State to authorize 25,000,000 shares of blank check preferred stock with the authority of the Board to determine the designations, rights, preferences, privileges, limitations and restrictions.(See temporary equity below)

Common Stock

2012:

On February 10, 2012, upon closing of the Merger Agreement, a $250,000 convertible bridge loan was automatically converted into an aggregate of 1,343,749 shares of common stock at the contractual conversion price of $0.19 per share.

On February 10, 2012, concurrently with the closing of the reverse merger, the Company sold 1,410,874 shares of the Company’s common stock for gross proceeds of $350,000 at a purchase price of $0.25 per share in a private placement offering.

On February 10, 2012 concurrently with the closing of the reverse merger, convertible promissory notes totaling $313,908 obtained on February 2, 2012 were converted into 1,265,381 shares of common stock or $0.25 per share based on the contractual conversion rate.

In April 2012, the Company sold 1,394,909 shares of common stock for approximately $349,000 at a price per share of $0.25.

In May 2012, the Company recorded $300,000 to additional paid-in capital for the beneficial conversion value of convertible debt (See Note 9).

In July 2012, pursuant to a settlement agreement (See Note 10), the Company agreed to pay $232,500 and 3,299,802 common shares were returned to the Company.  The Company charged equity for the $232,500 in accordance with the settlement provisions of ASC 718 “Stock Compensation”.

In July 2012, in connection with the settlement agreement discussed in Note 10, upon return of the 3,299,802 shares to the transfer agent, the shares were simultaneously reissued to delegees of Andrea Clark, however, such shares were unvested and subsequently cancelled as a null and void issuance.

On July 15, 2012, the holders of the five convertible notes issued by the Company in May 2012 exercised their rights under the agreement and converted $300,000 into 3,000,000 shares of common stock at the contractual conversion rate of $0.10 per share.

In August 2012, the Company sold 77,743 shares of common stock for $22,000 at a price per share of $0.28.

During the period from October 2012 through December 2012, the Company sold 1,468,786 shares of common stock for $335,600 at prices per share between $0.20 and $0.28.

In December 2012, the Company issued 2,375,000 shares of common stock in connection with a financing transaction as more fully described in Note 6.

During 2012, the Company incurred approximately $326,000 in offering costs that were charged to additional paid-in capital.

2013:

On January 15, 2013, the Company sold 46,429 shares of common stock for $13,000 at a price per share of $0.28.

On January 31, 2013, the Company issued 50,266 shares of common stock as compensation to an employee for services rendered through March 31, 2013. The shares were valued at $0.49 per share based on the quoted trading price per share or $24,630, which was expensed.

In February 2013, the Company issued 5,575,000 shares of common stock in connection with a financing transaction as more fully described in Note 7.

In March 2013, the Company entered into a one-year agreement with a consultant for 230,000 vested shares and cash consideration. The shares were valued on the agreement date, which was the measurement date at $0.35, based on the quoted trading price, and the $80,500 was recorded as a prepaid asset and is being expensed over the term of the contract. The shares were issued on April 1, 2013 to the consultant.

On April 1, 2013, the Company issued an aggregate of 54,847 shares of common stock as compensation to two employees for services rendered through March 31, 2013. The shares were valued at $0.40 per share based on recent cash sales by the Company or $21,939, which was expensed.

On May 19, 2013, the Company sold 625,000 shares of common stock for $250,000 at a price per share of $0.40.

On May 24, 2013, the Company sold 125,000 shares of common stock for $50,000 at a price of $0.40 per share.

On June 21, 2013, the Company sold 750,000 shares of common stock for $300,000 at a price per share of $0.40.

On June 27, 2013, the Company entered into a financial advisor and agent placement agreement whereby the Company had the option to pay in cash or issue 100,000 shares of common stock. The shares were valued on the agreement date, which was the measurement date at $0.51 per share based on the quoted trading price, and the $51,000 is being expensed over the term of the contract. The Company issued the shares in September 2013.

On July 8, 2013, the Company sold 500,000 shares of common stock for $200,000 at a price per share $0.40.

On August 7, 2013, the Company sold 500,000 shares of common stock for $200,000 at a price per share $0.40.

On August 21, 2013, the Company sold 100,000 shares of common stock for $25,000 at a price per share of $0.25.

On August 27, 2013, the Company issued 400,000 shares of common stock for $100,000 at a price per share of $0.25.

On August 30, 2013, the Company issued 400,000 shares of common stock for $100,000 at a price per share of $0.25 per share.

On August 22, 2013 and August 28, 2013, the Company converted $402,083 in unsecured  promissory notes for five (5) individuals into one million six hundred eight thousand three hundred and thirty three (1,608,333) shares of common stock at a conversion price of $0.25 per share. The shares of common stock were valued at $514,666 based on the quoted trading price of $0.32 and accordingly, the Company recorded a loss on conversion of $112,583.

In September 2013, the Company issued 95,052 shares of common stock as compensation to three employees for services rendered through June 30, 2013. The shares were valued at $0.48 per share based on the quoted trading price per share or $45,625, which was expensed.

On September 6, 2013, the Company entered into a three-year agreement with a company to provide consulting and recruiting services. Upon execution of the agreement, the Company issued 50,000 shares of common stock valued at $0.30 per share based on the quoted trading price, in consideration of their services to be rendered for the first year of the agreement. The $15,000 is being expensed over 12 months.

On September 9, 2013, the Company entered into a one year consulting agreement with a stockholder, Mr. Michael Ciprianni, to provide certain consulting services related to the Company’s business in exchange for four million one hundred twenty five thousand (4,125,000) shares of common stock in consideration of the services to be rendered. The shares were valued on the agreement date, which was the measurement date at $0.28 per share based on the quoted trading price, and the $1,155,000 is being expensed over the term of the contract.

On September 30, 2013, the Company issued 187,500 shares of common stock as compensation to two employees for services rendered through September 30, 2013. The shares were valued at $0.23 per share based on the quoted trading price per share or $43,125, which was expensed.

On October 9, 2013, the Company issued 100,000 shares of common stock as compensation to a consultant to provide services. The shares were valued at $0.24 per share based on the quoted trading price per share or $24,000, which was recorded as prepaid and is being expensed over the term of the agreement, which is six (6) months.

On December 31, 2013, in accordance with a 2012 employment agreement, the Company issued 75,000 shares of common stock as compensation to an employee for services rendered through December 31, 2013. The shares were valued at $0.25 per share based on the quoted trading price per share or $18,750, which was expensed.

Temporary Equity - Preferred Stock

On November 12, 2013, the Company entered into a Securities Purchase Agreement for the sale of Series A 8% Redeemable Convertible Preferred Stock (“Series A stock”) and warrants to purchase shares of the Company’s common stock. The Company sold 13,500,000 of Series A stock and warrants to purchase 27,000,000 shares of the Company’s common stock for gross proceeds of $5,400,000. The net proceeds to the Company after offering costs is $4,903,652. The Series A stock is convertible into common stock on a 2 for 1 basis and is redeemable by the Company, at the option of the investor, 48 months from November 12, 2013 at the stated value of $0.40 per share or a total of $5,400,000 plus accumulated but unpaid dividends, whether declared or not. Due to the redemption feature the Series A Stock is reflected as temporary equity at December 31, 2013 as follows:

Series A sale price	$5,400,000
Less: Reclassification of warrant fair value to liability	(5,669,837)
Offering costs	(496,348)
Plus: Deemed dividend	2,634,185
Series A dividends	60,000
$1,928,000

The Company also issued warrants to purchase 1,890,000 shares of common stock to a placement agent. (See Note 11).

The Company recorded a beneficial conversion value for the preferred stock of approximately $2.6 million as an immediate charge to accumulated deficit as it is considered a constructive dividend to Series A preferred stockholders. As part of this equity financing transaction, the Company issued 27,000,000 five-year warrants  (See Note 11) with immediate vesting rights to convert into common shares at an initial exercise price of $0.30 per share under price protection provisions. The warrants also contain cashless exercise provisions. Due to price protection provisions in the warrants, the Company will account for these warrants issued in accordance with the US GAAP accounting guidance under ASC 815 applicable to derivative instruments, which requires every derivative instrument within its scope to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings. (See Notes 9 and 11)

In connection with the Securities Purchase Agreement, the Company entered into a registration rights agreement  with the Purchasers, pursuant to which the Company agreed to register all of the shares of common stock underlying the Series A Preferred Stock and the shares of common stock underlying the Warrants on a registration statement on Form S-1 (the “Registration Statement”) to be filed with the SEC within 30 calendar days following the Closing Date (the “Filing Deadline”) and to use its best efforts to cause the Registration Statement to be declared effective under the Securities Act within 90 calendar days following the Filing Deadline. The Registration Statement was filed on December 11, 2013, as amended December 20, 2013 and declared effective on December 24, 2013.